Details of Significant Accounts	12 Months Ended
Dec. 31, 2018
Additional Disclosures Related To Regulatory Deferral Accounts [Abstract]
Details of Significant Accounts
6.	DETAILS OF SIGNIFICANT ACCOUNTS
(1)	Cash and cash equivalents

	December 31,
	2017	2018
	NT$000	NT$000	US$000
Cash on hand	$81	$56	$2
Checking and demand deposits	547,232	807,428	26,378
Time deposits	404,400	—	—
	$951,713	$807,484	$26,380

The Group transacts with a variety of financial institutions with good credit quality to disperse credit risk, so it expects that the probability of counterparty default is remote.

(2)	Financial assets at amortized cost

	December 31,
Items	2017	2018
Current items:	NT$000	NT$000	US$000
Time deposit with maturity over three months	$—	$307,150	$10,034

Amounts recognized in profit or loss in relation to financial assets at amortized cost are listed below:

	December 31,
Items	2017	2018
	NT$000	NT$000	US$000
Interest income	$—	$380	$12
(3)	Accounts receivable

	December 31,
	2017	2018
	NT$000	NT$000	US$000
Accounts receivable	$26,754	$27,475	$898
Less: Allowance for doubtful accounts	(18,132)	(18,132)	(593)
	$8,622	$9,343	$305

A.	The Group does not hold any collateral as security
B.	The ageing analysis of accounts receivable is as follows:

	December 31,
	2017	2018
	NT$000	NT$000	US$000
Not past due	$8,622	$9,343	$305
Up to 30 days	—	—	—
31 to 90 days	—	—	—
91 to 180 days	—	—	—
Over 181 days	18,132	18,132	593
	$26,754	$27,475	$898

The above ageing analysis was based on past due date.

C.	Information relating to credit risk of accounts receivable is provided in Note 12(2):

(4)	Prepayments

	December 31,
	2017	2018
	NT$000	NT$000	US$000
Net input VAT	$36,103	$40,614	$1,326
Prepaid repair expense	7,042	1,580	52
Prepaid insurance expense	1,068	1,568	51
Prepaid handling charges	1,352	1,294	42
Prepaid rent	301	487	16
Prepaid expense for medical research	1,850	3	1
Prepaid service charges	15,742	—	—
Others	7,942	10,965	358
	$71,400	$56,511	$1,846

(5)	Property, plant and equipment
A.	The details of property, plant and equipment are as follows:

	Land	Buildings	Testing equipment	Office equipment	Leasehold assets	Leasehold improvements	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
At January 1, 2017
Cost	$14,962	$29,532	$66,266	$16,235	$100,070	$72,504	$299,569
Accumulated depreciation	—	(4,703)	(34,843)	(9,458)	(30,239)	(41,383)	(120,626)
	$14,962	$24,829	$31,423	$6,777	$69,831	$31,121	$178,943
2017
Opening net book amount	$14,962	$24,829	$31,423	$6,777	$69,831	$31,121	$178,943
Additions	—	—	12,069	2,840	—	1,072	15,981
Disposals	—	—	—	(4)	—	—	(4)
Reclassifications	—	—	(25,390)	—	25,642	(252)	—
Transfer (Note)	—	—	1,256	—	—	—	1,256
Depreciation charges	—	(657)	(4,045)	(3,581)	(20,983)	(12,660)	(41,926)
Net exchange differences	—	—	(376)	20	(1)	(58)	(415)
	$14,962	$24,172	$14,937	$6,052	$74,489	$19,223	$153,835
At December 31, 2017
Cost	$14,962	$29,532	$40,708	$18,329	$98,170	$73,014	$274,715
Accumulated depreciation	—	(5,360)	(25,771)	(12,277)	(23,681)	(53,791)	(120,880)
	$14,962	$24,172	$14,937	$6,052	$74,489	$19,223	$153,835

	Land	Buildings	Testing equipment	Office equipment	Leasehold assets	Leasehold improvements	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
At January 1, 2018
Cost	$14,962	$29,532	$40,708	$18,329	$98,170	$73,014	$274,715
Accumulated depreciation	—	(5,360)	(25,771)	(12,277)	(23,681)	(53,791)	(120,880)
	$14,962	$24,172	$14,937	$6,052	$74,489	$19,223	$153,835
2018
Opening net book amount	$14,962	$24,172	$14,937	$6,052	$74,489	$19,223	$153,835
Additions	—	—	34,802	1,318	—	5,950	42,070
Disposals	—	—	(9)	—	—	—	(9)
Reclassifications	—	—	9,114	1,847	(7,679)	(1,847)	1,435
Transfer (Note)	—	—	143	—	—	—	143
Depreciation charges	—	(656)	(6,143)	(3,157)	(19,840)	(9,519)	(39,315)
Net exchange differences	—	—	87	(4)	—	3	86
	$14,962	$23,516	$52,931	$6,056	$46,970	$13,810	$158,245
At December 31, 2018
Cost	$14,962	$29,532	$82,584	$19,878	$50,013	$77,208	$274,177
Accumulated depreciation	—	(6,016)	(29,653)	(13,822)	(3,043)	(63,398)	(115,932)
	$14,962	$23,516	$52,931	$6,056	$46,970	$13,810	$158,245
At December 31, 2018 (US$000)
Cost	$489	$965	$2,698	$649	$1,634	$2,522	$8,957
Accumulated depreciation	—	(197)	(969)	(451)	(99)	(2,071)	(3,787)
	$489	$768	$1,729	$198	$1,535	$451	$5,170

Note: Transferred from prepayments for equipment (shown as “Other non-current assets”).

B.	Information about the investing activities that were partially paid by cash is provided in Note 6(26).
C.	Information about the leasehold assets is provided in Note 6(11).
D.	Information about the property, plant and equipment that were pledged to others as collateral is provided in Note 8.
(6)	Intangible assets

A.The details of intangible assets are as follows:

	Professional technology	Computer software	Total
	NT$000	NT$000	NT$000
At January 1, 2017
Cost	$49,239	$17,589	$66,828
Accumulated amortization	(41,299)	(12,216)	(53,515)
	$7,940	$5,373	$13,313
2017
Opening net book amount	$7,940	$5,373	$13,313
Additions	—	5,706	5,706
Transfers (Note)	—	227	227
Amortization charges	(5,102)	(5,468)	(10,570)
Net exchange differences	(39)	—	(39)
Closing net book amount	$2,799	$5,838	$8,637
At December 31, 2017
Cost	$49,114	$23,522	$72,636
Accumulated amortization	(46,315)	(17,684)	(63,999)
	$2,799	$5,838	$8,637

	Professional technology	Computer software	Total
	NT$000	NT$000	NT$000
At January 1, 2018
Cost	$49,114	$23,522	$72,636
Accumulated amortization	(46,315)	(17,684)	(63,999)
	$2,799	$5,838	$8,637
2018
Opening net book amount	$2,799	$5,838	$8,637
Additions	—	3,537	3,537
Amortization charges	(2,799)	(5,345)	(8,144)
	$—	$4,030	$4,030
At December 31, 2018
Cost	$49,290	$27,058	$76,438
Accumulated amortization	(49,290)	(23,028)	(72,318)
	$—	$4,030	$4,030
At December 31, 2018 (US$000)
Cost	$1,610	$884	$2,494
Accumulated amortization	(1,610)	(753)	(2,363)
	$—	$131	$131

(Note): Transferred from prepayments for equipment (shown as “Other non-current assets”).

B.Information about the investing activities that were partially paid by cash is provided in Note 6(26).

C.The details of the amortization charges of intangible assets (recorded in “Operating expenses”) are as follows:

	Years ended December 31,
	2017	2018
	NT$000	NT$000	US$000
General and administrative expenses	$3,001	$2,983	$97
Research and development expenses	7,569	5,161	169
	$10,570	$8,144	$266

(7)	Other non-current assets

	December 31,
	2017	2018
	NT$000	NT$000	US$000
Refundable deposits	$27,188	$18,930	$619
Prepaid expense for medical research-non-current	20,000	20,000	653
Prepayments for equipment	923	27,942	913
	$48,111	$66,872	$2,185

(8)	Short-term borrowings

Type of borrowings	December 31,
	2017	2018
	NT$000	NT$000	US$000
Bank unsecured borrowings	$46,000	$46,000	$1,503
Interest rate	1.95%~2.10%	1.95% ~2.10%	1.95% ~2.10%
Credit line	$—	$—	$—

Interest expense recognized in profit or loss amounted to NT$942 thousand and NT$942 thousand (US$31 thousand) for the years ended December 31, 2017 and 2018, respectively.

(9)	Other payables

	December 31,
	2017	2018
	NT$000	NT$000	US$000
Research expenses	$33,742	$97,930	$3,199
Service expenses	9,825	48,137	1,573
Salaries and bonuses	30,539	31,049	1,014
Payables on machinery, equipment and intangible assets	—	3,677	120
Medical research expenses	4,697	2,707	89
Labor and health insurance	2,218	2,191	72
Repair expenses	6,668	676	22
Other accrued expenses	5,852	19,901	650
	$93,541	$206,268	$6,739

(10)	Long-term borrowings

Type of loans	Borrowing period and repayment term	Interest rate	Collateral	December 31, 2017
				NT$000
Taiwan Cooperative Bank - secured borrowings	Note 1	1.85%	Note 5	$37,750
Taiwan Cooperative Bank - secured borrowings	Note 2	1.85%	Note 5	32,300
				70,050
Less: Current portion (Shown as “Other current liabilities”)				(3,873)
				$66,177

Type of loans	Borrowing period and repayment term	Interest rate	Collateral	December 31, 2018
				NT$000	US$000
Taiwan Cooperative Bank - secured borrowings	Note 1	1.85%	Note 5	$37,277	$1,218
Taiwan Cooperative Bank - secured borrowings	Note 2	1.85%	Note 5	28,900	944
Cathay Bank - secured borrowings	Note 3 and 4	5.25%	Note 5	368,580	12,041
				434,757	14,203
Less: Current portion (Shown as “Other current liabilities”)				(66,747)	(2,180)
				$368,010	$12,023

Note 1:

The Company entered into a long-term loan contract with Taiwan Cooperative Bank on September 1, 2015 in the amount of NT$37,750 thousand (US$1,233 thousand). The contract period is from September 2015 to September 2035. The interest is payable monthly for the first 3 years and payable monthly along with the same amount of principal starting from the fourth year.

Note 2:

The Company entered into a mid-term loan contract with Taiwan Cooperative Bank on September 4, 2015 in the amount of NT$34,000 thousand (US$1,111 thousand). The contract period is from September 2015 to September 2022. The interest is payable monthly for the first 2 years and payable semi-annually along with 5% (NT$1,700 thousand (US$56 thousand)) of the principal starting from September 2017. The remaining 50% of principal (NT$17,000 thousand (US$555 thousand)) is required to be repaid in September 2022.

Note 3:

The Company and its subsidiary, TLC Biopharmaceuticals, Inc. (“TLC US”) entered into a loan and security agreement with Cathay Bank on June 14, 2018 in the amount of US$12 million. The contract period was from June 2018 to December 2020. The interest is payable monthly for the first six months and payable monthly along with the same amount of principal starting from January 2019. The Company repaid the loan in full amount in November 2018 and the agreement was terminated.

Note 4:

The Company and its subsidiary, TLC US entered into a loan and security agreement with Cathay Bank on December 27, 2018 in the amount of US$12 million. The contract period is from December 2018 to June 2020. The interest is payable monthly for the first six months and payable monthly along with the same amount of principal starting from July 2019.

Note 5: Information about the collateral provided for the loans is provided in Note 8.

A.

According to the above two bank loan contracts with Taiwan Cooperative Bank, the Company is restricted from paying cash dividends or other distributions on the common shares and Taiwan Cooperative Bank retains the right in requesting the Company to raise paid-in capital or to improve financial structure if certain conditions are met.

B.

According to the above loan and security agreement with Cathay Bank, if the Company or TLC US violate any of the following covenants, Cathay Bank has the right to demand, among other things, that the Company and TLC US repay the outstanding loan early:

(i)The Group must maintain an adjusted quick ratio (“Adjusted Quick Ratio”) of at least a minimum of 2.25 to 1.00 and (ii) the Group must maintain an adjusted tangible net worth (“Adjusted Tangible Net Worth”) of no less than US$12 million as per its quarterly and yearly consolidated financial statements.

“Adjusted Quick Ratio” means a ratio of cash and cash equivalents plus net trade receivables to the amount of principal payments owing to Cathay Bank under this contract for the next 12 months plus all other current liabilities. “Adjusted Tangible Net Worth” means the differences between the value of the capital stock, partnership interests, or limited liability company interests of the company and TLC US (and their respective subsidiaries), minus intangible assets, plus deferred revenue.

The Company was in compliance with all of the loan covenants as of December 31, 2018. Accordingly, the entire debt balance for this loan has been classified as non-current liability at December 31, 2018.

On April 25, 2019, the Company entered into an amendment to the loan and security agreement with Cathay Bank, pursuant to which the applicability of the above-mentioned loan covenants was deferred until September 30, 2019 (and tested as of the last day of each quarter going forward).

The loan and security agreement with Cathay Bank also prohibits the Company from paying cash dividends or making distributions on account of the Company’s capital stock without the consent of Cathay Bank, subject to certain exceptions.

C.

As of December 31, 2017 and 2018, the undrawn loan facilities amounted to NT$2,750  thousand and NT$6,632  thousand (US$216 thousand), respectively. The information about the Group’s liquidity risk is provided in Note 12(2)C(c).

(11)	Finance lease liabilities

The Group leases testing equipment under finance leases. Future minimum lease payments and their present values as of December 31, 2017 and 2018 are as follows:

	December 31, 2017
	Total finance lease liabilities	Future finance charges	Present value of finance lease liabilities
	NT$000	NT$000	NT$000
Current
Not later than one year (Note)	$48,466	($466)	$48,000
Non-current
Later than one year but not later than two years (Note)	4,008	(8)	4,000
	$52,474	($474)	$52,000

	December 31, 2018
	Total finance lease liabilities	Future finance charges	Present value of finance lease liabilities
	NT$000	NT$000	NT$000
Current
Not later than one year (Note)	$24,583	($583)	$24,000
Non-current
Later than one year but not later than two years (Note)	24,198	(198)	24,000
	$48,781	($781)	$48,000

	December 31, 2018
	Total finance lease liabilities	Future finance charges	Present value of finance lease liabilities
	US$000	US$000	US$000
Current
Not later than one year (Note)	$803	($19)	$784
Non-current
Later than one year but not later than two years (Note)	791	(7)	784
	$1,594	($26)	$1,568

Note:	Shown as “Other current liabilities” and “Other non-current liabilities”, respectively.
(12)	Pensions

A.Defined benefit plan

(a)

The Company has a defined benefit pension plan in accordance with the Labor Standards Act, covering all regular employees’ service years prior to the enforcement of the Labor Pension Act on July 1, 2005 and service years thereafter of employees who chose to continue to be subject to the pension mechanism under the Labor Standards Act. Under the defined benefit pension plan, two units are accrued for each year of service for the first 15 years and one unit for each additional year thereafter, subject to a maximum of 45 units. Pension benefits are based on the number of units accrued and the average monthly salaries and wages of the last 6 months prior to retirement. The Company contributes monthly an amount equal to 2% of the employees’ monthly salaries and wages to the retirement fund deposited with Bank of Taiwan, the trustee, under the name of the independent retirement fund committee. Also, the Company would assess the balance in the aforementioned labor pension reserve account by December 31, every year. If the account balance is insufficient to pay the pension calculated by the aforementioned methods to the employees expected to qualify for retirement in the following year, the Company will make contributions to cover for the deficit by the following March.

(b)	The amounts recognized in the balance sheet are as follows:

	December 31,
	2017	2018
	NT$000	NT$000	US$000
Present value of defined benefit obligations	$6,421	$7,064	$231
Fair value of plan assets	(1,319)	(1,560)	(51)
Net defined benefit liability	$5,102	$5,504	$180

(c)	Movements in net defined benefit liabilities are as follows:

Year ended December 31, 2017	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
	NT$000	NT$000	NT$000
Balance at January 1	$6,141	($1,086)	$5,055
Current service cost	59	—	59
Interest expense / income	105	(18)	87
	6,305	(1,104)	5,201
Remeasurements:
Change in financial assumptions	312	—	312
Experience adjustments	(196)	8	(188)
	116	8	124
Pension fund contribution	—	(223)	(223)
Balance at December 31	$6,421	($1,319)	$5,102

Year ended December 31, 2018	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
	NT$000	NT$000	NT$000
Balance at January 1	$6,421	($1,319)	$5,102
Interest expense / income	83	(17)	66
	6,504	(1,336)	5,168
Remeasurements:
Change in financial assumptions	162	—	162
Experience adjustments	398	(33)	365
	560	(33)	527
Pension fund contribution	—	(191)	(191)
Balance at December 31	$7,064	($1,560)	$5,504
Balance at December 31 (US$000)	$231	($51)	$180

(d)

The Bank of Taiwan was commissioned to manage the Fund of the Company’s defined benefit pension plan in accordance with the Fund’s annual investment and utilization plan and the “Regulations for Revenues, Expenditures, Safeguard and Utilization of the Labor Retirement Fund” (Article 6: The scope of utilization for the Fund includes deposit in domestic or foreign financial institutions, investment in domestic or foreign listed, over-the-counter, or private placement equity securities, and investment in domestic or foreign real estate securitization products, etc.). With regard to the utilization of the Fund, its minimum earnings in the annual distributions on the final financial statements shall be no less than the earnings attainable from the amounts accrued from two-year time deposits with the interest rates offered by local banks. If the earnings is less than aforementioned rates, government shall make payment for the deficit after being authorized by the Regulator. The Company has no right to participate in managing and operating that fund and hence the Company is unable to disclose the classification of plan asset fair value in accordance with IAS 19 paragraph 142. The composition of fair value of plan assets as of December 31, 2017 and 2018 is given in the Annual Labor Retirement Fund Utilization Report announced by the government.

(e)	The principal actuarial assumptions used were as follows:

	Years ended December 31,
	2017	2018
Discount rate	1.30%	1.10%
Future salary increases	2.00%	2.00%

Assumptions regarding future mortality experience are set based on actuarial valuation in accordance with the 5th version of Taiwan Standard Ordinary Experience Mortality Tables. The present value of defined benefit obligation is affected whenever there is change in main actuarial assumption. The sensitivity analysis is as follows:

	Discount rate		Future salary increases
	Increase 0.25%	Decrease 0.25%	Increase 0.25%	Decrease 0.25%
	NT$000	NT$000	NT$000	NT$000
December 31, 2017
Effect on present value of defined benefit obligations	($197)	$205	$186	($181)

	Discount rate		Future salary increases
	Increase 0.25%	Decrease 0.25%	Increase 0.25%	Decrease 0.25%
	NT$000	NT$000	NT$000	NT$000
December 31, 2018
Effect on present value of defined benefit obligations	($201)	$209	$189	($183)
December 31, 2018 (US$000)
Effect on present value of defined benefit obligation	($7)	$7	$6	($6)

The sensitivity analysis above was arrived at based on the assumption that other conditions remain unchanged. In practice, more than one assumption may change all at once. The method of analyzing sensitivity and the method of calculating net pension liability in the balance sheet are the same..

(f)	Expected contributions to the defined benefit pension plans of the Company for the year ending December 31, 2019 is NT$194 thousand (US$6 thousand).

(g)	As of December 31, 2018, the weighted average duration of the retirement plan is 15 years. The analysis of timing of the future pension payment is as follows:

	NT$000	US$000
Within 1 year	$—	$—
1-2 year(s)	—	—
2-5 years	462	15
6-10 years	2,753	90
	$3,215	$105

B.	Defined contribution plans

Effective July 1, 2005, the Company has established a defined contribution pension plan (the “New Plan”) under the Labor Pension Act (the “Act”), covering all regular employees with R.O.C. nationality. Under the New Plan, the Company contributes monthly an amount based on 6% of the employees’ monthly salaries and wages to the employees’ individual pension accounts at the Bureau of Labor Insurance. The benefits accrued are paid monthly or in lump sum upon termination of employment. The pension costs under the defined contribution pension plan of the Company for the years ended December 31, 2017 and 2018 are NT$8,676 thousand and NT$8,843thousand (US$289 thousand), respectively.

C.

The subsidiaries have defined contribution plans in accordance with the local regulations, and contributions are based on a certain percentage of employees’ salaries and wages. Other than the yearly contributions, the subsidiaries have no further obligations. The pension costs of the subsidiaries for the years ended December 31, 2017 and 2018 were NT$1,423 thousand and NT$1,487 (US$49 thousand), respectively.

(13)	Share-based payment
A.	For the years ended December 31, 2016, 2017, and 2018 the Company’s equity-settled share-based payment arrangements are as follows:

Type of arrangement	Grant date	Quantity granted (in thousands)	Contract period	Vesting conditions
Employee stock options	2012.05.08	62.8	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2013.11.14	883.0	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2014.03.20	153.0	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2014.08.15	82.3	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2015.02.26	1,102.0	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2015.04.30	16.0	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2015.05.04	35.0	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2015.07.30	50.0	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2015.10.29	180.0	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2016.02.25	1,391.0	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2016.08.11	140.0	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2016.11.03	73.0	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2018.06.29	1,320.0	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2018.07.02	65.0	5 years	Gradually vested after 2 year service (Note 1)
Restricted stocks to employees(Note 2)	2014.08.15	307.0	3 years	Service and performance (Note 3)
Restricted stocks to employees(Note 2)	2014.11.14	43.0	3 years	Service and performance (Note 3)
Restricted stocks to employees(Note 2)	2017.11.16	500.0	3 years	(Note 4)
Restricted stocks to employees(Note 2)	2018.07.02	50.0	3 years	(Note 4)

Note 1:

Employees with 2 year service are entitled to 50%; after the 2 year service, the ratio will increase by 1/48 every month for the following 24 months; and employees with 4 year service are entitled to 100%.

Note 2:

The restricted stocks issued by the Company cannot be transferred within the vesting period, but voting rights and dividend rights are not restricted on these stocks. Employees are required to return the stocks but not required to return the dividends received if they resign during the vesting period.

Note 3:

For the employees who are currently working in the Company and whose services have reached 1 year, 2 years and 3 years while achieving targeted performance, which are mainly based on the progress of research and development projects, and they have made certain contribution. The applicable accumulated maximum vested share ratio is 30%, 60% and 100%, respectively.

Note 4:

For the employees who are currently working in the Company and whose services have reached 1 year, 2 years and 3 years without violating the terms of employment agreement entered between the Company and employees, they are entitled to 20%, 30% and 50%, respectively.

B.	Details of the share-based payment arrangements are as follows:
(a)	Employee stock options

	2016
Stock options	No. of units (in thousands)	Weighted-average exercise price (in NT dollars)
Options outstanding at beginning of the year	3,148	$267
Options granted	1,800	155
Options exercised	(145)	42
Options forfeited	(635)	237
Options outstanding at end of the year	4,168	231
Options exercisable at end of the year	901	338
Options permitted but not yet granted at end of the year	—

	2017
Stock options	No. of units (in thousands)	Weighted-average exercise price (in NT dollars)
Options outstanding at beginning of the year	4,168	$231
Options forfeited	(655)	189
Options outstanding at end of the year	3,513	239
Options exercisable at end of the year	1,844	301
Options permitted but not yet granted at end of the year	—

	2018
Stock options	No. of units (in thousands)	Weighted-average exercise price (in NT dollars)	Weighted-average exercise price (in US dollars)
Options outstanding at beginning of the year	3,513	$239	$8
Options granted	1,385	101	3
Options expired	(831)	379	12
Options forfeited	(338)	196	6
Options outstanding at end of the year	3,729	152	5
Options exercisable at end of the year	1,957	188	6
Options permitted but not yet granted at end of the year	415

(b)	Restricted stocks to employees

	2016	2017	2018
	Shares (in thousands)	Shares (in thousands)	Shares (in thousands)
At January 1	204	111	500
Granted for the year (Note 1)	—	500	50
Expired for the year (Note 2)	(26)	(31)	(35)
Vested/restrictions removed for the year	(67)	(80)	(93)
At December 31	111	500	422

Note 1:

For the restricted stocks granted with the compensation cost accounted for using the fair value method, the fair values on the grant date are calculated based on the closing price on the grant date subtracting the subscription price of NT$10 (in dollars).

Note 2:	Please refer to Note 6(15)D.
C.

The weighted-average stock price of stock options at exercise dates for the year ended December 31, 2016 was NT$134.73 (in dollars). No stock options were exercised for the year ended December 31, 2017 and 2018.

D.	The expiry date and exercise price of stock options outstanding at the balance sheet dates are as follows:

		December 31, 2017
		Options outstanding at end of year		Options exercisable at end of year
Exercise price (in dollars)	Quantity (in thousands)	Remaining contractual life (years)	Exercise price (in dollars)	Quantity (in thousands)	Exercise price (in dollars)
NT$			NT$		NT$
$379	831	0.87	$379	831	$379
272	150	1.22	272	142	272
206	60	1.62	206	51	206
246.5	955	2.16	246.5	688	246.5
225	16	2.33	225	11	225
225	35	2.34	225	23	225
148	38	2.58	148	23	148
141	138	2.83	141	75	141
159	1,148	3.15	159	—	—
128.5	69	3.61	128.5	—	—
122	73	3.84	122	—	—
	3,513			1,844

		December 31, 2018
		Options outstanding at end of year		Options exercisable at end of year
Exercise price (in dollars)	Quantity (in thousands)	Remaining contractual life (years)	Exercise price (in dollars)	Quantity (in thousands)	Exercise price (in dollars)
NT$			NT$		NT$
$249.7	119	0.22	$249.7	119	$249.7
191.7	52	0.62	191.7	52	191.7
227.3	820	1.16	227.3	787	227.3
208.4	15	1.33	208.4	14	208.4
208.4	35	1.34	208.4	31	208.4
140.8	38	1.58	140.8	33	140.8
134.7	138	1.83	134.7	109	134.7
150.5	1,063	2.15	150.5	758	150.5
123.7	28	2.61	123.7	16	123.7
118.0	61	2.84	118.0	38	118.0
99.2	1,295	4.49	99.2	—	—
101.2	65	4.50	101.2	—	—
	3,729			1,957

		December 31, 2018
		Options outstanding at end of year		Options exercisable at end of year
Exercise price (in dollars)	Quantity (in thousands)	Remaining contractual life (years)	Exercise price (in dollars)	Quantity (in thousands)	Exercise price (in dollars)
US$			US$		US$
$8.16	119	0.22	$8.16	119	8.16
6.26	52	0.62	6.26	52	6.26
7.43	820	1.16	7.43	787	7.43
6.81	15	1.33	6.81	14	6.81
6.81	35	1.34	6.81	31	6.81
4.60	38	1.58	4.60	33	4.60
4.40	138	1.83	4.40	109	4.40
4.92	1,063	2.15	4.92	758	4.92
4.04	28	2.61	4.04	16	4.04
3.85	61	2.84	3.85	38	3.85
3.24	1,295	4.49	3.24	—	—
3.31	65	4.50	3.31	—
	3,729			1,957

E.	The fair value of stock options granted on grant date is measured using the Black-Scholes option-pricing model. Relevant information is as follows:

Employee stock options

Grant date	June 29, 2018	July 2, 2018
Dividend yield	—	—
Expected volatility	43.59%~44.04%	43.60%~44.03
Risk-free interest rate	0.65%~0.69%	0.65%~0.70%
Expected life (years)	3.5~4.5	3.5~4.5
Per share exercise price (in NT dollars)	$ 100.5 (US$3.28 dollars)	$ 102.5 (US$3.35 dollars)
Weighted average stock options fair value (in NT dollars)	$ 33~37 (US$1.1~1.2 dollars)	$ 33~38 (US$1.1~1.2 dollars)

F.	Expenses incurred on share-based payment transactions are shown below:

	Years ended December 31,
	2016	2017	2018
	NT$000	NT$000	NT$000	US$000
Equity-settled	$100,573	$57,149	$41,386	$1,352

(14)	Provisions (decommissioning liabilities)

2018
NT$000
At January 1	$6,922
Used during the year	—
At December 31	$6,922
At December 31 (US$000)	$226

Analysis of total provisions is shown below:

	December 31, 2017	December 31, 2018
	NT$000	NT$000	US$000
Non-current	$6,922	$6,922	$226

In accordance with the requirements specified in the agreements, the Group bears the obligation for the costs of dismantling, removing the asset and restoring the site of its rented office in the future. A provision is recognized for the present value of costs to be incurred for dismantling, removing the asset and restoring the site. It is expected that the provision will be used in 1~4 years.

(15)	Common stock
A.

As of December 31, 2018, the Company’s authorized capital was NT$2,000,000 thousand (US$65,338 thousand), and the paid-in capital was NT$640,451 thousand (US$20,923 thousand) with a par value of NT$10 (in dollars) (US$0.3 (in dollars)) per share. All proceeds from shares issued have been collected.

Movements in the number of the Company’s common shares outstanding are as follows (Unit: thousand shares):

	2016	2017	2018
At January 1	55,620	55,730	56,199
Cash capital increase – issuance of American Depositary Shares	—	—	7,831
Issuance of employee restricted stocks	—	500	50
Employee stock options exercised	145	—	—
Cancellation of employee restricted stocks	(35)	(31)	(35)
At December 31	55,730	56,199	64,045

B.

To increase the Company’s working capital, the stockholders at their extraordinary stockholders’ meeting on March 10, 2011 adopted a resolution to raise additional cash through private placement with the effective date set on March 25, 2011. The maximum number of shares to be issued through the private placement was 4,711 thousand shares at a subscription price of NT$42.45 (in dollars) per share. The amount of capital raised through the private placement was NT$200,000 thousand which had been registered. Pursuant to the Securities and Exchange Act of the ROC, the common shares raised through the private placement are subject to certain transfer restrictions and cannot be listed on the stock exchange until three years after they have been issued and have applied for retroactive handling of public issuance procedures. Other than these restrictions, the rights and obligations of the common shares raised through the private placement are the same as other issued common shares.

C.

In February, 2018, the Company filed the registration statement on Form F-1, with the U.S. Securities and Exchange Commission (“SEC”) for the initial public offering in the United States of its American Depositary Shares (“ADS”) representing common shares. The registration statement for listing its ADSs in the Nasdaq Global Market was declared effective by the SEC in November 2018, and the Company’ s ADSs began trading on the Nasdaq Global Market under the symbol “TLC”.

The Company sold an aggregate of 3,915,550 ADSs in this offering, each ADS represents representing two of the Company's common shares, which in the aggregate represents 7,831,100 common shares. The offering price per ADS was US$5.80 (in dollars), equivalent to a price per common share of NT$89.32 (in dollars).

The terms of ADS are as follows:

(a)	Voting rights

ADSs holders may, pursuant to the Depositary Agreement and the relevant laws and regulations of the R.O.C., exercise the voting rights pertaining to the underlying common shares represented by the ADSs.

(b)	Dividends, stock warrants and other rights

ADSs holders and common shareholders are all entitled to receive dividends. The Depositary may issue new ADSs in proportion to ADSs holding ratios or raise the number of shares of common share represented by each unit of ADSs or sell stock dividends on behalf of ADSs holders and distribute proceeds to them in proportion to their ADSs holding ratios.

D.	Employee restricted stocks

(a)

The Board of Directors during its meeting on June 18, 2014 adopted a resolution to issue employee restricted stocks (see Note 6(13)) with the effective date set on August 21, 2014 and November 20, 2014, respectively. The subscription price was NT$10 (in dollars) per share. The employee restricted stocks issued are subject to certain restrictions on selling, pledging as collateral, transfer, donation or other methods to dispose before their vesting conditions are met. Other than these restrictions, the rights and obligations of these shares issued are the same as other issued common shares.

(b)

As 9,000 shares of employee restricted stocks distributed to certain employees in November 2015 did not meet the vesting conditions in accordance with the terms of restricted stocks, the Board of Directors has resolved on February 25, 2016 to buy back the restricted stocks to retire for capital reduction. The registration was completed on April 22, 2016.

(c)

As 14,000 shares of employee restricted stocks distributed to certain employees in April 2016 did not meet the vesting conditions in accordance with the terms of restricted stocks, the Board of Directors has resolved on May 5, 2016 to buy back the restricted stocks to retire for capital reduction. The registration was completed on July 18, 2016.

(d)

As 12,000 shares of employee restricted stocks distributed to certain employees in July and August 2016 did not meet the vesting conditions in accordance with the terms of restricted stocks, the Board of Directors has resolved on August 11, 2016 to buy back the restricted stock to retire for capital reduction. The registration was completed on October 11, 2016.

(e)

As 2,000 shares of employee restricted stocks granted to certain employees in March 2017 did not meet the vesting conditions in accordance with the terms of restricted stocks, the Board of Directors has resolved on May 11, 2017 to buy back the restricted stocks to retire for capital reduction. The registration was completed on June 23, 2017.

(f)

As 15,000 shares of employee restricted stocks granted to certain employees in July and August 2017 did not meet the vesting conditions in accordance with the terms of restricted stocks, the Board of Directors has resolved on August 10, 2017 to buy back the restricted stocks to retire for capital reduction. The registration was completed on September 7, 2017.

(g)

As 14,000 shares of employee restricted stocks granted to certain employees in September and November 2017 did not meet the vesting conditions in accordance with the terms of restricted stocks, the Board of Directors has resolved on November 1, 2017 to buy back the restricted stocks to retire for capital reduction. The registration was completed on December 8, 2017.

(h)

As 25,000 shares of employee restricted stocks granted to certain employees in June and July 2018 did not meet the vesting conditions in accordance with the terms of restricted stocks, the Board of Directors has resolved on August 1, 2018 to buy back the restricted stocks to retire for capital reduction. The registration was completed on August 29, 2018.

(i)

As 10,000 shares of employee restricted stocks granted to certain employees in November 2018 did not meet the vesting conditions in accordance with the terms of restricted stocks, the Board of Directors has resolved on October 31, 2018 to buy back the restricted stocks to retire for capital reduction. The registration was completed on January 3, 2019.

(j)

The stockholders at their annually stockholders’ meeting on May 31, 2017 adopted a resolution to issue employee restricted stocks (see Note 6(13)) with the effective date set on November 16, 2017 and July 2, 2018. The subscription price is NT$10 (in dollars) (US$0.3 (in dollars)) per share. The employee restricted stocks issued are subject to certain restrictions on selling, pledging as collateral, transfer, donation or other methods to dispose before their vesting conditions are met. Other than these restrictions, the rights and obligations of these shares issued are the same as other issued common shares.

E.	Treasury stocks
(a)	Reason for share repurchase and movements in the number of the Company’s treasury stock are as follows:

	2016
Reason for repurchase	January 1	Additions	Disposal	December 31
To be reissued to employees
—Number of shares (in thousands)	276	—	(276)	—
—Carrying amount (NT$000)	$36,893	$—	$(36,893)	$—

For the year ended December 31, 2017 and 2018: None.

(b)

Pursuant to the R.O.C. Securities and Exchange Act, the number of shares repurchased as treasury stocks should not exceed 10% of the number of the Company’s issued and outstanding shares and the amount repurchased should not exceed the sum of retained earnings, paid-in capital in excess of par value and realized capital surplus.

(c)	Pursuant to the R.O.C. Securities and Exchange Act, treasury stocks should not be pledged as collateral and is not entitled to dividends before it is reissued.
(d)

Pursuant to the R.O.C. Securities and Exchange Act, treasury stocks should be reissued to the employees within three years from the repurchase date and shares not reissued within the three-year period are to be retired.

(16)	Capital surplus

Pursuant to the R.O.C. Company Act, capital reserve arising from paid-in capital in excess of par value on issuance of common stocks and donations can be used to cover accumulated deficit or to issue new stocks or cash to shareholders in proportion to their share ownership, provided that the Company has no accumulated deficit. Further, the R.O.C. Securities and Exchange Act requires that the amount of capital reserve to be capitalized mentioned above should not exceed 10% of the paid-in capital each year. Capital surplus should not be used to cover accumulated deficit unless the legal reserve is insufficient.

(17)	Retained earnings / accumulated deficit
A.	Under the Company’s Articles of Incorporation, the current earnings, if any, shall be distributed in the following order:
(a)	Payment of taxes and duties.
(b)	Cover prior years’ accumulated deficit, if any.
(c)	After deducting items a and b, set aside 10% of the remaining amount as legal reserve.
(d)	Appropriate or reverse special reserve in accordance with the relevant laws and regulations, if necessary;
(e)	After deducting items a to d, the remainder, if any, to be retained or to be appropriated shall be resolved by the shareholders at the shareholders’ meeting.
B.	The Company’s dividend policy is summarized below:

As the Company operates in a volatile business environment and is in the growth stage, the residual dividend policy is adopted taking into consideration the Company’s financial structure, operating results and future expansion plans. According to the dividend policy adopted by the Board of Directors, cash dividends shall account for at least 10% of the total dividends distributed.

C.	Under the R.O.C. Company Act, when the accumulated deficit exceeds 50% of the capital, the directors should convene a meeting of the shareholders and report the situation.
D.

The shareholders during their meetings on June 21, 2016, May 31, 2017 and June 26, 2018 adopted a resolution to use capital surplus amounting to NT$673,652 thousand, NT$824,662 thousand and NT$874,086 thousand (US$28,555 thousand) to cover accumulated deficit, respectively.

E.	As of December 31, 2017 and 2018, the Company had an accumulated deficit. Therefore, the earnings distribution information disclosure is not applicable.
F.	For the information relating to employees’ compensation and directors’ and supervisors’ remuneration, please refer to Note 6(23).
(18)	Operating revenue

	Years ended December 31, 2018
	NT$000	US$000
Revenue from contracts with customers	$62,324	$2,036

A.	Disaggregation of revenue from contracts with customers

The Group derives revenue from the transfer of goods and services over time and at a point in time in the following types:

Year ended December 31, 2018	Royalty Revenue	Authorization collaboration and development revenue	Total
	NT$000	NT$000	NT$000
Timing of revenue recognition
At a point in time	$52,100	$—	$52,100
over time	—	10,224	10,224
Total	$52,100	$10,224	$62,324
Total (US$000)	$1,702	334	$2,036

B.	Contract assets and liabilities

The Group has recognized the following revenue-related contract liabilities and assets:

	December 31
	2017 (Note)	2018
	NT$000	NT$000	US$000
Contract liabilities – authorization collaboration and development revenue	$7,941
Contract assets- authorization collaboration and development revenue		$2,283	$75

Note: Please refer to Note 3(1)(b) for the reclassified amount.

(a)	Revenue recognized that was included in the contract liability balance at the beginning of the year:

	December 31, 2018
	NT$000	US$000
Revenue recognized that was included in the contract liability balance at the beginning of the year
Authorization collaboration and development contracts	$7,941	$259
(b)	Unfulfilled long-term authorization collaboration and development contracts

Aggregate amount of the transaction price allocated to long-term authorization collaboration and development contracts that are partially unsatisfied as of December 31, 2018 amounted to NT$37,716 thousand (US$1,232 thousand). Considering the progress of research and development, management expects that the transaction price allocated to the unsatisfied contracts amounting to NT$37,716 thousand (US$1,232 thousand) as of December 31, 2018 will be recognized as revenue in the next three years, which is subject to the management’s plan in terms of completion of clinical and bioequivalence study.

A.	Related disclosures in relation to operating revenue for the year ended December 31, 2017 are provided in Note 12(5)B.

B.	Authorization collaboration and development revenue is the revenue arising from authorization collaboration and development of generic drugs. The details are as follows:

In December 2013, the Company entered into a license and collaboration agreement with Sandoz AG. (“Sandoz”) for the development and commercialization of products in Europe and in the USA. Under the terms of the agreement, the Company received an upfront, non-refundable payment of US$0.1 million in January 2014, and aggregated milestone payments of US$2.275 million related to the Europe submission in March and April 2014, and January 2015, respectively.

Once the new drug is launched in the market, a royalty fee will be received by the Company, which is equal to an agreed upon percentage of net sales. The Company is also eligible to receive performance-based milestone payment upon entering the local market in Europe and in the USA, and upon achieving a certain net sales volume and market position within five years.

C.	The details of royalty revenue are as follows:
(a)

The Company granted TTY Biopharm Company Limited (“TTY”) the exclusive right in Taiwan to produce and promote LIPO-DOX, a medicinal product developed by the Company. Under the agreement, royalty payments are based on 12% of the net product sales.

(b)

The Company authorizes Yung Shin Pharm. Ind. Co., Ltd. (“YSP”) the exclusive right in Taiwan to produce and promote generic drugs. Under the agreement, the Company will receive a royalty payment based on a certain percentage of the net sales.

(19)	Other income and expenses

	Years ended December 31,
	2016	2017	2018
	NT$000	NT$000	NT$000	US$000
Government subsidy income (Note 1 and 2)	$1,810	$14,206	$21,100	$689
Others	3,765	6,942	5,128	168
	$5,575	$21,148	$26,228	$857

Note 1: The Company has entered into contracts of “A phase IIa trial of lipid-based investigational drug TLC399 in the subjects with macular edema due to retinal vein occlusion in the United States” and “A phase I/II trial of lipid-based, sustained release investigational drug TLC399 (ProDex®) for treating macular edema due to retinal vein occlusion” with the Institute for Information Industry in 2017 and 2014, respectively. The Company has accrued government subsidy income in accordance with the progress of the plans. The aforesaid subsidy plans has recognized income of NT$1,810 thousand, NT$14,206 thousand and NT$7,615 thousand (US$249 thousand) for the years ended December 31, 2016, 2017 and 2018, respectively. As of December 31, 2018, the Company has not received the government subsidy of NT$2,661 thousand (US$87 thousand) (shown as “Other receivables”).

Note 2: The Company’s subsidiary, TLC Biopharmaceuticals Pty Ltd. received the financial incentives from Australian government in August 2018 of NT$13,485 thousand (US$441 thousand) for its research and development activities.

(20)	Other gains and losses

	Years ended December 31,
	2016	2017	2018
	NT$000	NT$000	NT$000	US$000
Net currency exchange gain (loss)	$417	$2,632	$(2,986)	$(97)
Gain on disposal of property, plant and equipment	—	20	1,478	48
	$417	$2,652	$(1,508)	$(49)

(21)	Finance costs

	Years ended December 31,
	2016	2017	2018
	NT$000	NT$000	NT$000	US$000
Bank borrowings	$2,376	$2,255	$9,379	$306
Financial lease liabilities	564	1,130	507	17
	$2,940	$3,385	$9,886	$323

(22)	Expenses by nature (Shown as operating expenses)

	Years ended December 31,
	2016	2017	2018
	NT$000	NT$000	NT$000	US$000
Employee benefit expenses	$346,111	$323,991	$314,655	$10,280
Depreciation charges	$63,571	$41,926	$39,315	$1,284
Amortization charges	$11,668	$10,570	$8,144	$266

(23)	Employee benefit expenses

	Years ended December 31,
	2016	2017	2018
	NT$000	NT$000	NT$000	US$000
Wages and salaries	$207,591	$225,633	$234,735	$7,669
Share-based payment compensation costs	100,573	57,149	41,386	1,352
Labor and health insurance fees	17,194	19,117	19,026	621
Pension costs	9,369	10,245	10,396	340
Other personnel expenses	11,384	11,847	9,112	298
	$346,111	$323,991	$314,655	$10,280

According to the Articles of Incorporation of the Company, a ratio of distributable profit of the current year, after covering accumulated deficit, shall be distributed as employees’ compensation and directors’ and supervisors’ remuneration. The ratio shall be 2%~8% for employees’ compensation and shall not be higher than 2% for directors’ remuneration. As of December 31, 2016, 2017, and 2018, the Company had accumulated deficits and did not accrue employees’ compensation and directors’ and supervisors’ remuneration.

(24)	Income tax
A.	Components of income tax expense:

	Years ended December 31,
	2016	2017	2018
	NT$000	NT$000	NT$000	US$000
Current income tax:
Current income tax on profits for the year	$535	$735	$538	$17
Prior year income tax underestimation	117	133	329	11
Total current income tax	652	868	867	28
Deferred income tax:
Origination and reversal of temporary differences	(89)	83	—	—
	$563	$951	$867	$28

B.	Reconciliation between income tax expense and accounting profit:

	Years ended December 31,
	2016	2017	2018
	NT$000	NT$000	NT$000	US$000
Tax calculated based on profit (loss) before tax and statutory tax rate (Note)	($140,038)	($148,412)	($180,141)	($5,885)
Effect of different tax rates in countries in which the group operates	439	573	300	10
Tax effect of amounts which are not (taxable) deductible in calculating taxable income	(89)	83	—	—
Taxable loss not recognized as deferred tax assets	140,134	148,574	180,379	5,892
Prior year income tax underestimation	117	133	329	11
Income tax expense	$563	$951	$867	$28

Note: The basis for computing the applicable tax rate is the rate applicable of 17% and 17% in the parent company’s country in 2016 and 2017, and 20% in 2018, respectively.

C.	Amounts of deferred income tax assets or liabilities as a result of temporary differences are as follows:

	2016
Reason for reacquisition	January 1	Recognized in profit or loss	Recognized in other comprehensive income	Recognized in equity	December 31
	NT$000	NT$000	NT$000	NT$000	NT$000
Temporary differences:
—Deferred income tax assets:
Unrealized expenses	$75	$89	$—	$—	$164

	2017
Reason for reacquisition	January 1	Recognized in profit or loss	Recognized in other comprehensive income	Recognized in equity	December 31
	NT$000	NT$000	NT$000	NT$000	NT$000
Temporary differences:
—Deferred income tax assets:
Unrealized expenses	$164	($83)	$—	$—	$81

	2018
Reason for reacquisition	January 1	Recognized in profit or loss	Recognized in other comprehensive income	Recognized in equity	December 31	December 31
	NT$000	NT$000	NT$000	NT$000	NT$000	US$000
Temporary differences:
—Deferred income tax assets:
Unrealized expenses	$81	$—	($2)	$—	$79	$3

D.	Details of investment tax credits and unrecognized deferred tax assets are as follows:

	December 31, 2017
	Unused credits	Unrecognized deferred income tax assets	Final year tax credits are due
	NT$000	NT$000
Qualifying items
Research and development expenditure	$307,403	$307,403	Note
Employees’ development and training	72	72	Note

	December 31, 2018
	Unused credits	Unrecognized deferred income tax assets	Final year tax credits are due
	NT$000	NT$000
Qualifying items
Research and development expenditure	$358,394	$358,394	Note
Employees’ development and training	72	72	Note

	December 31, 2018
	Unused tax credits	Unrecognized deferred income tax assets	Final year tax credits are due
	US$000	US$000
Qualifying items
Research and development expenditure	$11,708	$11,708	Note
Employees’ development and training	2	2	Note

Note: In accordance with the Ministry of Economic Affairs (MOEA) Jing-Shou-Gong-Zi Letter No. 10020409420 dated June 10, 2011 and Letter No. 10320407210 dated April 3, 2014, the Company was approved as a biotech pharmaceuticals company. Accordingly, the Company and its shareholders are eligible for investment tax credits under the Statute for Development of Biotech New Pharmaceuticals Industry. Relevant investment tax credits can be used to offset against the Company’s income tax within five years from the year in which the Company starts to have income tax payable.

E.	Expiration dates of unused loss carryforward and amounts of unrecognized deductible amounts of the Company are as follows:

	December 31, 2017
Year incurred	Amount filed / assessed	Unused amount	Unrecognized amount (Note)	Expiry year
	NT$000	NT$000	NT$000
2008	$200,442	$200,442	$200,442	2018
2009	136,642	136,642	136,642	2019
2010	196,215	196,215	196,215	2020
2011	212,903	212,903	212,903	2021
2012	187,946	187,946	187,946	2022
2013	407,816	407,816	407,816	2023
2014	632,283	632,283	632,283	2024
2015	649,799	649,799	649,799	2025
2016	792,388	792,388	792,388	2026
2017	869,479	869,479	869,479	2027
	$4,285,913	$4,285,913	$4,285,913
Note:	Unrecognized amount represents unused tax losses for which no deferred income tax asset has been recognized.

	December 31, 2018
Year incurred	Amount filed / assessed	Unused amount	Unrecognized amount (Note)	Expiry year
	NT$000	NT$000	NT$000
2009	$136,642	$136,642	$136,642	2019
2010	196,215	196,215	196,215	2020
2011	212,903	212,903	212,903	2021
2012	187,946	187,946	187,946	2022
2013	407,816	407,816	407,816	2023
2014	632,283	632,283	632,283	2024
2015	649,799	649,799	649,799	2025
2016	792,388	792,388	792,388	2026
2017	832,622	832,622	832,622	2027
2018	918,113	918,113	918,113	2028
	$4,966,727	$4,966,727	$4,966,727

Note:	Unrecognized amount represents unused tax losses for which no deferred income tax asset has been recognized.

	December 31, 2018
Year incurred	Amount filed / assessed	Unused amount	Unrecognized amount (Note)	Expiry year
	US$000	US$000	US$000
2009	$4,464	$4,464	$4,464	2019
2010	6,410	6,410	6,410	2020
2011	6,955	6,955	6,955	2021
2012	6,140	6,140	6,140	2022
2013	13,323	13,323	13,323	2023
2014	20,656	20,656	20,656	2024
2015	21,228	21,228	21,228	2025
2016	25,887	25,887	25,887	2026
2017	27,201	27,201	27,201	2027
2018	29,994	29,994	29,994	2028
	$162,258	$162,258	$162,258
Note:	Unrecognized amount represents unused tax losses for which no deferred income tax asset has been recognized.
F.

The U.S. subsidiary, TLC Biopharmaceuticals, Inc., has not recognized unused tax losses as deferred income tax assets. As of December 31, 2017 and 2018, the amounts of unused tax losses not recognized as deferred income tax assets are NT$48,732 thousand and NT$1,968 thousand (US$64 thousand), respectively.

G.	The amounts of deductible temporary differences that were not recognized as deferred income tax assets are as follows:

	December 31,
	2017	2018
	NT$000	NT$000	US$000
Deductible temporary differences	$104,865	$85,337	$2,788

H.	The Company’s income tax returns through 2016 have been assessed and approved by the Tax Authority.
(25)	Loss per share

	Year ended December 31, 2016
	Amount after tax	Weighted average number of common shares outstanding (in thousands of shares)	Loss per share (in dollars)
	NT$000		NT$
Basic loss per share
Loss attributable to common shareholders of the Company	($824,316)	55,361	($14.89)
Dilutive effect of common shares equivalents:
Employees’ stock options	—	(Note)
Restricted stocks	—	(Note)
Diluted loss per share
Loss attributable to common shareholders of the Company plus assumed conversion of all dilutive potential common shares	($824,316)	55,361	($14.89)

	Year ended December 31, 2017
	Amount after tax	Weighted average number of common shares outstanding (in thousands of shares)	Loss per share (in dollars)
	NT$000		NT$
Basic loss per share
Loss attributable to common shareholders of the Company	($873,962)	55,489	($15.75)
Dilutive effect of common shares equivalents:
Employees’ stock options	—	(Note)
Restricted stocks	—	(Note)
Diluted loss per share
Loss attributable to common shareholders of the Company plus assumed conversion of all dilutive potential common shares	($873,962)	55,489	($15.75)

	Year ended December 31, 2018
	Amount after tax	Weighted average number of common shares outstanding (in thousands of shares)	Loss per share (in dollars)
	NT$000		NT$
Basic loss per share
Loss attributable to common shareholders of the Company	($901,574)	62,719	($14.37)
Dilutive effect of common shares equivalents:
Employees’ stock options	—	(Note)
Restricted stocks	—	(Note)
Diluted loss per share
Loss attributable to common shareholders of the Company plus assumed conversion of all dilutive potential common shares	($901,574)	62,719	($14.37)

	Year ended December 31, 2018
	Amount after tax	Weighted average number of common shares outstanding (in thousands of shares)	Loss per share (in dollars)
	US$000		UST$
Basic loss per share
Loss attributable to common shareholders of the Company	($29,454)	62,719	($0.47)
Dilutive effect of common shares equivalents:
Employees’ stock options	—	(Note)
Restricted stocks	—	(Note)
Diluted loss per share
Loss attributable to common shareholders of the Company plus assumed conversion of all dilutive potential common shares	($29,454)	62,719	($0.47)

Note:	Employee stock options and employee restricted stocks have no dilutive effect for any period due to the fact that the Company was in loss position for all periods presented.
(26)	Cash flow information

Investing activities with partial cash payments

	Years ended December 31,
	2016	2017	2018
	NT$000	NT$000	NT$000	US$000
Acquisition of property, plant and equipment (including transfers)	$20,497	$17,237	$42,213	$1,379
Add: Opening balance of payables on machinery, equipment, and intangible assets	3,826	1,229	—	—
Ending balance of prepayments for equipment	1,483	923	27,942	913
Opening balance of prepayments for equipment being transferred to other expenses	—	—	780	25
Opening balance of prepayments for equipment being transferred to intangible assets	71	227	—	—
Less: Ending balance of payables on machinery, equipment, and intangible assets	(1,229)	—	(3,303)	(108)
Opening balance of prepayments for equipment	(71)	(1,483)	(923)	(30)
Provisions	(3,150)	—	—	—
Cash paid	$21,427	$18,133	$66,709	$2,179

	Years ended December 31,
	2016	2017	2018
	NT$000	NT$000	NT$000	US$000
Acquisition of intangible assets (including transfers)	$6,126	$5,933	$3,537	$115
Add: Opening balance of payable on machinery, equipment, and intangible assets	84	1,495	—	—
Less: Ending balance of payables on machinery, equipment, and intangible assets	(1,495)	—	(374)	(12)
Opening balance of prepayments for equipment	(71)	(227)	—	—
Cash paid	$4,644	$7,201	$3,163	$103

(27)	Changes in liabilities from financing activities

	2017
	Short-term borrowings	Long-term borrowings (including current portion)	Financial lease liabilities (including current portion)	Liabilities from financing activities
	NT$000	NT$000	NT$000	NT$000
At January 1	$46,000	$71,750	$50,500	$168,250
Changes in cash flow from financing activities	—	(1,700)	1,500	(200)
At December 31	$46,000	$70,050	$52,000	$168,050

	2018
	Short-term borrowings	Long-term borrowings (including current portion)	Financial lease liabilities (including current portion)	Liabilities from financing activities
	NT$000	NT$000	NT$000	NT$000
At January 1	$46,000	$70,050	$52,000	$168,050
Changes in cash flow from financing activities	—	364,107	(4,000)	360,107
Net exchange differences	—	600	—	600
At December 31	$46,000	$434,757	$48,000	$528,757
At December 31 (US$000)	$1,503	$14,203	$1,568	$17,274